Financial Instruments - Summary of Financial Liabilities Classified by Type and Category (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Liabilities [Line Items]
Derivative instruments	$ 5,595	$ 17,581
Other current financial liabilities	1,648,099	689,768
Derivative instruments	13	7,802
Other non-current financial liabilities	4,621,868	4,349,515
Financial Liabilities Held for Trading [Member]
Disclosure Of Financial Liabilities [Line Items]
Derivative instruments		1,270
Other current financial liabilities	380
Total Current	380	1,270
Derivative instruments		8,671
Total Non-Current		8,671
Total	380	9,941
Loans and Payables [Member]
Disclosure Of Financial Liabilities [Line Items]
Interest-bearing loans	1,642,504	670,916
Commercial accounts and other accounts payable, Current	6,892,192	3,255,603
Total Current	8,534,696	3,926,519
Interest-bearing loans	4,621,855	4,333,042
Commercial accounts and other accounts payable	930,891	978,569
Total Non-Current	5,552,746	5,311,611
Total	14,087,442	9,238,130
Derivatives Designated as Hedges [Member]
Disclosure Of Financial Liabilities [Line Items]
Derivative instruments		17,582
Other current financial liabilities	5,215
Total Current	5,215	17,582
Derivative instruments	13	7,802
Total Non-Current	13	7,802
Total	$ 5,228	$ 25,384